Schedule Future Minimum Lease Payments Receivable (Detail) $ in Thousands	Mar. 31, 2020 USD ($)
Lessor Lease Description [Line Items]
2021	$ 337,501
2022	250,137
2023	193,630
2024	145,019
2025 and thereafter	186,908
Total future minimum lease payments receivable	1,113,195
Owned Fleet
Lessor Lease Description [Line Items]
2021	301,863
2022	229,468
2023	183,212
2024	136,845
2025 and thereafter	173,359
Total future minimum lease payments receivable	1,024,747
Managed Fleet
Lessor Lease Description [Line Items]
2021	35,638
2022	20,669
2023	10,418
2024	8,174
2025 and thereafter	13,549
Total future minimum lease payments receivable	$ 88,448